Document and Entity Information	Apr. 22, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity File Number	001-37615
Entity Registrant Name	Atlantic Capital Bancshares, Inc.
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	20-5728270
Entity Address, Address Line One	945 East Paces Ferry Rd. NE, Suite 1600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	995-60
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ACBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001461755
Amendment Flag	false